Unaudited Condensed Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	£ 12,035	£ 12,557	£ 12,555
Property, plant and equipment	4,834	4,455	4,238
Biological assets	42	34	26
Investments in associates and joint ventures	3,202	3,173	3,230
Other investments	51	49	48
Other receivables	48	53	59
Other financial assets	338	404	281
Deferred tax assets	71	138	106
Post employment benefit assets	955	1,060	1,036
Non-current assets, Total	21,576	21,923	21,579
Current assets
Inventories	5,459	5,472	5,276
Trade and other receivables	3,587	2,694	3,541
Assets held for sale	51	65	83
Corporate tax receivables	68	83	12
Other financial assets	42	127	12
Cash and cash equivalents	950	932	1,591
Current assets, Total	10,157	9,373	10,515
Total assets	31,733	31,296	32,094
Current liabilities
Borrowings and bank overdrafts	(3,381)	(1,959)	(1,742)
Other financial liabilities	(474)	(307)	(306)
Share buyback liability	(71)	(26)	(80)
Trade and other payables	(4,474)	(4,202)	(4,415)
Liabilities held for sale	(27)	(32)	(32)
Corporate tax payables	(336)	(378)	(446)
Provisions	(90)	(99)	(107)
Current liabilities	(8,853)	(7,003)	(7,128)
Non-current liabilities
Borrowings	(10,091)	(10,596)	(10,272)
Other financial liabilities	(405)	(124)	(154)
Other payables	(185)	(222)	(250)
Provisions	(320)	(317)	(295)
Deferred tax liabilities	(1,896)	(2,032)	(2,123)
Post employment benefit liabilities	(753)	(846)	(739)
Non-current liabilities	(13,650)	(14,137)	(13,833)
Total liabilities	(22,503)	(21,140)	(20,961)
Net assets	9,230	10,156	11,133
Equity
Share capital	743	753	767
Share premium	1,351	1,350	1,350
Other reserves	1,930	2,372	2,341
Retained earnings	3,499	3,886	4,908
Equity attributable to equity shareholders of the parent company	7,523	8,361	9,366
Non-controlling interests	1,707	1,795	1,767
Total equity	£ 9,230	£ 10,156	£ 11,133